Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	International Financial Reporting Standards
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	VCI Global Limited
Entity Central Index Key	0001930510
Entity File Number	001-41678
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	BO3-C-8 & 10, Menara 3A
Entity Address, Address Line Two	KL Eco City
Entity Address, Address Line Three	No.3 Jalan Bangsar
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	59200
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares
Trading Symbol	VCIG
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	14,983,751
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Ang Zhi Feng
Contact Personnel Email Address	finance@v-capital.co
Entity Address, Address Line One	BO3-C-8 & 10, Menara 3A
Entity Address, Address Line Two	KL Eco City
Entity Address, Address Line Three	No.3 Jalan Bangsar
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	59200
Entity Phone Fax Numbers [Line Items]
City Area Code	+603
Local Phone Number	7717 3089